BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	89.6%
Brazil	3.3%
B3 S.A. - Brasil Bolsa Balcao		76,179	$204,430
China	20.9%
China International Capital Corp. Ltd. - Class H(a)		76,676	172,888
China Mengniu Dairy Co. Ltd.		49,912	102,368
Great Wall Motor Co. Ltd. - Class H(b)		89,006	136,968
JD.com, Inc. - Class A		9,600	156,414
Li Ning Co. Ltd.		63,525	136,923
Longfor Group Holdings Ltd.(a)		83,410	98,393
Ping An Insurance Group Co. of China Ltd. - Class H		32,687	207,574
Sunny Optical Technology Group Co. Ltd.		15,025	132,738
Xinyi Glass Holdings Ltd.		155,525	149,384
			1,293,650
Hong Kong	4.8%
ASMPT Ltd.		15,557	114,052
Sino Biopharmaceutical Ltd.		270,763	181,430
			295,482
India	5.1%
UPL Ltd.		20,992	161,858
Wipro Ltd.		48,950	151,816
			313,674
Indonesia	2.5%
Telkom Indonesia Persero Tbk PT		897,050	153,606
Malaysia	2.2%
Public Bank Bhd.		136,330	139,552
Mexico	4.1%
Grupo Financiero Banorte S.A.B. de C.V., Series O		14,227	130,044
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		69,453	127,066
			257,110
Saudi Arabia	2.9%
Saudi National Bank (The)		18,600	179,131
South Africa	5.1%
Absa Group Ltd.		9,359	93,042
Sibanye Stillwater Ltd.(b)		123,977	225,912
			318,954
South Korea	16.6%
Amorepacific Corp.		2,271	230,028
HL Mando Co. Ltd.		4,042	98,384
Korea Investment Holdings Co. Ltd.		2,001	206,980
Samsung Electro-Mechanics Co. Ltd.		1,861	185,741
SK Hynix, Inc.		1,411	305,285
			1,026,418
Taiwan	14.2%
Bizlink Holding, Inc.		6,479	188,080

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Globalwafers Co. Ltd.		11,359	$117,237
Hiwin Technologies Corp.		22,914	164,725
Largan Precision Co. Ltd.		2,015	164,169
MediaTek, Inc.		5,674	242,794
			877,005
Thailand	3.8%
Kasikornbank PCL - REG		37,048	174,933
Siam Cement (The) PCL - REG		11,729	60,614
			235,547
United Arab Emirates	2.5%
First Abu Dhabi Bank PJSC		33,891	153,186
Vietnam	1.6%
Vietnam Dairy Products JSC		45,500	101,032
TOTAL COMMON STOCKS (Cost $4,617,984)			5,548,777
PREFERRED STOCKS	5.0%
Brazil	2.5%
Banco Bradesco S.A.(b)		49,561	153,524
Colombia	2.5%
Grupo Cibest S.A. - ADR, 3.04%(c)		3,443	159,032
TOTAL PREFERRED STOCKS (Cost $246,195)			312,556
SHORT-TERM INVESTMENTS	5.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(d)		318,751	318,751
TOTAL SHORT-TERM INVESTMENTS (Cost $318,751)			318,751
TOTAL INVESTMENTS (Cost $5,182,930)	99.8%		6,180,084
NET OTHER ASSETS (LIABILITIES)	0.2%		9,913
NET ASSETS	100.0%		$6,189,997

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $271,281 or 4% of net assets.

(b)Non-income producing security.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

At June 30, 2025 the industry sectors (excluding short-term investments) for the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	31.9%
Information Technology	22.9
Consumer Staples	9.0
Consumer Discretionary	8.5
Industrials	8.1
Materials	7.2
Health Care	2.9
Communication Services	2.5
Real Estate	1.6
Total	94.6%

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	2.9%
Other Asset-Backed Securities	2.9%
Elmwood CLO 29 Ltd., Series 2024-5A - Class ER (Floating, 3M CME Term SOFR + 6.40%, 6.40% Floor) 10.67%, 04/20/37(a)(b)		$1,000,000	$1,012,497
Empower CLO Ltd., Series 2023-2A - Class D (Floating, 3M CME Term SOFR + 5.40%, 5.40% Floor) 9.66%, 07/15/36(a)(b)		500,000	500,504
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.60%, 04/20/37(a)(b)		250,000	249,168
PPM CLO 7 Ltd., Series 2024-7A - Class E (Floating, 3M CME Term SOFR + 6.75%, 6.75% Floor) 11.02%, 07/20/37(a)(b)		400,000	398,000
AGL CLO 19 Ltd., Series 2022-19A - Class D2R (Floating, 3M CME Term SOFR + 0.00%) 07/21/38(a)(b)(c)		750,000	750,000
			2,910,169
TOTAL ASSET-BACKED SECURITIES (Cost $2,906,060)			2,910,169
CORPORATE BONDS	65.2%
Aerospace & Defense	0.3%
Goat Holdco LLC 6.75%, 02/01/32(a)		285,000	289,714
Automotive	1.9%
Goodyear Tire & Rubber (The) Co. 5.63%, 04/30/33		500,000	478,729
Tenneco, Inc. 8.00%, 11/17/28(a)		1,500,000	1,483,346
			1,962,075
Basic Industry	0.3%
Avient Corp. 6.25%, 11/01/31(a)		315,000	317,945
Cable & Satellite	2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/30(a)		1,000,000	968,802
7.38%, 03/01/31(a)		750,000	782,558
CSC Holdings LLC,
11.75%, 01/31/29(a)		250,000	237,789
4.13%, 12/01/30(a)		750,000	529,134
4.63%, 12/01/30(a)		1,000,000	465,056
			2,983,339
Chemicals	5.4%
Chemours (The) Co.,
4.63%, 11/15/29(a)		1,500,000	1,305,652
8.00%, 01/15/33(a)		1,110,000	1,039,413

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Mativ Holdings, Inc. 8.00%, 10/01/29(a)		$2,210,000	$2,002,429
WR Grace Holdings LLC 5.63%, 08/15/29(a)		1,250,000	1,131,483
			5,478,977
Commercial Support Services	4.2%
Allied Universal Holdco LLC 7.88%, 02/15/31(a)		635,000	663,380
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/30(a)		500,000	506,782
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/28(a)		125,000	121,217
Clean Harbors, Inc. 6.38%, 02/01/31(a)		125,000	128,065
Enviri Corp. 5.75%, 07/31/27(a)		1,572,000	1,551,505
Reworld Holding Corp. 4.88%, 12/01/29(a)		625,000	594,590
Waste Pro U.S.A., Inc. 7.00%, 02/01/33(a)		670,000	695,539
			4,261,078
Construction Materials	0.4%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		290,000	298,213
Standard Building Solutions, Inc. 6.50%, 08/15/32(a)		145,000	148,572
			446,785
Consumer Cyclical	0.2%
Beach Acquisition Bidco LLC 07/15/33(a)(c)		200,000	207,303
Consumer Services	3.4%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		2,000,000	1,920,364
Upbound Group, Inc. 6.38%, 02/15/29(a)		1,500,000	1,483,864
			3,404,228
Containers & Packaging	4.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/29(a)		1,000,000	912,877
Graham Packaging Co., Inc. 7.13%, 08/15/28(a)		500,000	499,077
Graphic Packaging International LLC 3.75%, 02/01/30(a)		750,000	703,105
LABL, Inc.,
5.88%, 11/01/28(a)		250,000	218,615
9.50%, 11/01/28(a)		375,000	346,642

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
8.25%, 11/01/29(a)		$375,000	$311,531
Mauser Packaging Solutions Holding Co. 7.88%, 04/15/27(a)		1,050,000	1,067,212
			4,059,059
Electric	0.1%
Alpha Generation LLC 6.75%, 10/15/32(a)		80,000	82,468
Electric Utilities	1.0%
Vistra Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%) 7.00%, 12/15/26(a)(b)(d)		1,000,000	1,012,033
Electrical Equipment	0.7%
WESCO Distribution, Inc. 6.63%, 03/15/32(a)		640,000	665,069
Engineering & Construction	0.8%
Dycom Industries, Inc. 4.50%, 04/15/29(a)		800,000	778,634
Health Care Facilities & Services	1.7%
Concentra Health Services, Inc. 6.88%, 07/15/32(a)		165,000	170,835
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		160,000	158,626
LifePoint Health, Inc.,
11.00%, 10/15/30(a)		375,000	413,699
8.38%, 02/15/32(a)		495,000	527,444
Pediatrix Medical Group, Inc. 5.38%, 02/15/30(a)		500,000	494,297
			1,764,901
Home Construction	1.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 01/15/28(a)		250,000	251,032
4.63%, 04/01/30(a)		500,000	475,473
STL Holding Co. LLC 8.75%, 02/15/29(a)		320,000	334,313
			1,060,818
Household Products	0.1%
Energizer Holdings, Inc. 6.50%, 12/31/27(a)		50,000	50,569
Institutional Financial Services	0.8%
Aretec Group, Inc. 10.00%, 08/15/30(a)		750,000	824,189
Insurance	1.5%
Acrisure LLC/Acrisure Finance, Inc. 6.75%, 07/01/32(a)		1,500,000	1,521,259
IT Services	0.4%
CACI International, Inc. 6.38%, 06/15/33(a)		430,000	443,738

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Leisure Facilities & Services	0.5%
Caesars Entertainment, Inc. 6.50%, 02/15/32(a)		$500,000	$513,058
Machinery	0.3%
SPX FLOW, Inc. 8.75%, 04/01/30(a)		250,000	259,391
Medical Equipment & Devices	0.9%
Insulet Corp. 6.50%, 04/01/33(a)		150,000	156,388
Sotera Health Holdings LLC 7.38%, 06/01/31(a)		750,000	780,332
			936,720
Metals & Mining	0.7%
Arsenal AIC Parent LLC 8.00%, 10/01/30(a)		250,000	266,798
Kaiser Aluminum Corp. 4.50%, 06/01/31(a)		500,000	467,755
			734,553
Oil & Gas Supply Chain	4.3%
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 06/15/31(a)		873,000	862,433
Genesis Energy L.P./Genesis Energy Finance Corp. 8.88%, 04/15/30		250,000	265,445
Global Partners L.P./GLP Finance Corp. 8.25%, 01/15/32(a)		1,750,000	1,840,444
ITT Holdings LLC 6.50%, 08/01/29(a)		1,445,000	1,374,124
			4,342,446
Real Estate Investment Trusts	2.7%
Iron Mountain, Inc.,
5.25%, 07/15/30(a)		500,000	493,161
5.63%, 07/15/32(a)		250,000	248,013
MPT Operating Partnership L.P./MPT Finance Corp. 8.50%, 02/15/32(a)		1,570,000	1,643,093
Service Properties Trust 8.63%, 11/15/31(a)		375,000	402,589
			2,786,856
Real Estate Owners & Developers	2.9%
Greystar Real Estate Partners LLC 7.75%, 09/01/30(a)		1,000,000	1,061,434
Howard Hughes (The) Corp. 4.38%, 02/01/31(a)		2,000,000	1,845,686
			2,907,120

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Real Estate Services	1.7%
Cushman & Wakefield U.S. Borrower LLC 8.88%, 09/01/31(a)		$1,000,000	$1,073,835
Newmark Group, Inc. 7.50%, 01/12/29		655,000	692,872
			1,766,707
Retail - Discretionary	1.8%
Champions Financing, Inc. 8.75%, 02/15/29(a)		482,000	465,364
Cougar JV Subsidiary LLC 8.00%, 05/15/32(a)		35,000	37,306
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/29(a)		500,000	485,871
QXO Building Products, Inc. 6.75%, 04/30/32(a)		345,000	355,419
Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/29(a)		445,000	466,220
			1,810,180
Semiconductors	0.5%
Entegris, Inc. 5.95%, 06/15/30(a)		500,000	507,947
Specialty Finance	15.8%
Bread Financial Holdings, Inc.,
9.75%, 03/15/29(a)		750,000	807,602
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%) 8.38%, 06/15/35(a)(b)		2,145,000	2,159,743
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		2,040,000	2,147,016
Freedom Mortgage Corp.,
6.63%, 01/15/27(a)		500,000	500,837
12.00%, 10/01/28(a)		500,000	537,712
Freedom Mortgage Holdings LLC,
9.13%, 05/15/31(a)		1,000,000	1,030,782
8.38%, 04/01/32(a)		145,000	146,563
ILFC E-Capital Trust I 6.43%, 12/21/65(a)(b)		2,455,000	2,052,722
ILFC E-Capital Trust II 6.68%, 12/21/65(a)(b)		1,000,000	849,460
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/31(a)		830,000	827,009
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/31(a)		250,000	261,422
OneMain Finance Corp. 7.13%, 09/15/32		1,500,000	1,552,903
Rithm Capital Corp.,
8.00%, 04/01/29(a)		1,000,000	1,010,317
8.00%, 07/15/30(a)		1,250,000	1,256,250

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Starwood Property Trust, Inc.,
6.00%, 04/15/30(a)		$160,000	$161,831
6.50%, 07/01/30(a)		150,000	154,929
6.50%, 10/15/30(a)		295,000	304,570
Walker & Dunlop, Inc. 6.63%, 04/01/33(a)		295,000	302,739
			16,064,407
Steel	0.9%
TMS International Corp. 6.25%, 04/15/29(a)		1,000,000	950,817
Transportation & Logistics	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/26(a)		145,666	145,333
Stonepeak Nile Parent LLC 7.25%, 03/15/32(a)		290,000	307,416
			452,749
Wholesale - Consumer Staples	0.7%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/29(a)		645,000	667,996
TOTAL CORPORATE BONDS (Cost $65,615,422)			66,315,128
FOREIGN ISSUER BONDS	7.9%
Automotive	4.5%
Adient Global Holdings Ltd.,
8.25%, 04/15/31(a)		1,000,000	1,050,747
7.50%, 02/15/33(a)		1,495,000	1,528,789
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		1,045,000	1,055,387
Clarios Global L.P./Clarios U.S. Finance Co. 6.75%, 02/15/30(a)		865,000	899,416
			4,534,339
Cable & Satellite	0.6%
LCPR Senior Secured Financing DAC 5.13%, 07/15/29(a)		1,000,000	589,065
Chemicals	0.6%
INEOS Finance PLC 7.50%, 04/15/29(a)		640,000	641,326
Containers & Packaging	0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/27(a)		125,000	125,384
Trivium Packaging Finance B.V.,
8.25%, 07/15/30(a)		200,000	211,497
12.25%, 01/15/31(a)		200,000	214,387
			551,268

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Leisure Facilities & Services	0.1%
1011778 B.C. ULC/New Red Finance, Inc. 5.63%, 09/15/29(a)		$155,000	$157,189
Telecommunications	1.6%
Total Play Telecomunicaciones S.A. de C.V. 11.13%, 12/31/32(a)		1,675,000	1,585,220
TOTAL FOREIGN ISSUER BONDS (Cost $8,213,526)			8,058,407

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	21.2%
Barrow Hanley Floating Rate Fund†		2,224,970	21,533,764
TOTAL INVESTMENT COMPANIES (Cost $21,903,638)			21,533,764
SHORT-TERM INVESTMENTS	2.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(e)		2,459,351	2,459,351
TOTAL SHORT-TERM INVESTMENTS (Cost $2,459,351)			2,459,351
TOTAL INVESTMENTS (Cost $101,097,997)	99.6%		101,276,819
NET OTHER ASSETS (LIABILITIES)	0.4%		371,746
NET ASSETS	100.0%		$101,648,565

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $73,238,368 or 72% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2025, and the related index and spread are shown parenthetically for each security.
(c)When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(d)Perpetual bond. Maturity date represents next call date.
(e)7-day current yield as of June 30, 2025 is disclosed.
†Investment in Affiliated Security.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
The following is a summary of the Fund's transactions with affiliates for the period ended June 30, 2025.
Security Description	Value 09/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/2025	Income Dividends Received	Capital Gains Dividends Received
Barrow Hanley Floating Rate Fund	$19,476,068	$3,263,980	$(1,000,000)	$(10,833)	$(195,451)	$21,533,764	$1,263,980	$—

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

At June 30, 2025 the Barrow Hanley Credit Opportunities Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB-	4.0%
BB+	2.8
BB	10.7
BB-	39.0
B+	6.3
B	18.3
B-	9.8
CCC+	1.7
CCC	2.0
CCC-	0.5
Cash equivalents	2.4
N/A	2.1
Total	99.6%

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.3%
Brazil	5.5%
B3 S.A. - Brasil Bolsa Balcao		17,264	$46,329
Dexco S.A.		31,540	32,915
Lojas Renner S.A.(a)		14,009	50,744
TIM S.A.		10,152	41,202
			171,190
Canada	1.6%
Parex Resources, Inc.		4,881	49,858
China	20.4%
Baidu, Inc. - Class A(a)		3,329	35,389
Budweiser Brewing Co. APAC Ltd.(b)		23,192	22,956
China International Capital Corp. Ltd. - Class H(b)		27,347	61,662
China Mengniu Dairy Co. Ltd.		19,828	40,667
China Merchants Bank Co. Ltd. - Class H		8,243	57,596
Chow Tai Fook Jewellery Group Ltd.		24,994	42,729
Great Wall Motor Co. Ltd. - Class H(a)		32,943	50,695
JD.com, Inc. - Class A		3,654	59,535
Li Ning Co. Ltd.		19,356	41,720
Longfor Group Holdings Ltd.(b)		24,000	28,311
Ping An Insurance Group Co. of China Ltd. - Class H		11,561	73,417
Shandong Weigao Group Medical Polymer Co., Ltd - Class H		48,000	37,361
Sunny Optical Technology Group Co. Ltd.		4,535	40,064
Xinyi Glass Holdings Ltd.		47,455	45,581
			637,683
Hong Kong	4.7%
ASMPT Ltd.		4,596	33,695
Galaxy Entertainment Group Ltd.		8,194	36,377
Sino Biopharmaceutical Ltd.		113,284	75,908
			145,980
India	5.5%
Axis Bank Ltd.		4,366	61,051
Petronet LNG Ltd.		10,204	35,921
UPL Ltd.		9,550	73,635
			170,607
Indonesia	3.1%
Astra International Tbk PT		154,422	42,803
Telkom Indonesia Persero Tbk PT		325,888	55,803
			98,606
Malaysia	1.2%
Public Bank Bhd.		38,098	38,998
Mexico	3.3%
Grupo Financiero Banorte S.A.B. de C.V., Series O		6,026	55,081
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		26,175	47,888
			102,969

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Philippines	2.5%
Ayala Land, Inc.		78,318	$37,539
BDO Unibank, Inc.		14,783	40,100
			77,639
Russia	0.0%
Alrosa PJSC(c)		12,058	—
Moscow Exchange MICEX-RTS PJSC(c)		8,812	—
			—
Saudi Arabia	1.6%
Saudi National Bank (The)		5,116	49,271
South Africa	5.4%
Absa Group Ltd.		4,874	48,454
Bidvest Group Ltd.		2,178	28,729
Gold Fields Ltd.		1,975	46,384
Sibanye Stillwater Ltd.(a)		25,545	46,548
			170,115
South Korea	20.7%
Amorepacific Corp.		650	65,838
Hyundai Motor Co.		411	61,973
Korea Electric Power Corp.		2,638	76,818
Korea Investment Holdings Co. Ltd.		1,133	117,195
Samsung Electro-Mechanics Co. Ltd.		991	98,909
SK Hynix, Inc.		840	181,743
S-Oil Corp.		987	43,806
			646,282
Taiwan	11.9%
Bizlink Holding, Inc.		3,175	92,168
Globalwafers Co. Ltd.		4,173	43,070
Hiwin Technologies Corp.		8,921	64,131
Largan Precision Co. Ltd.		704	57,357
MediaTek, Inc.		2,694	115,278
			372,004
Thailand	4.8%
Kasikornbank PCL - REG		10,854	51,251
Siam Cement (The) PCL - REG		6,294	32,526
Srisawad Corp. PCL - REG		35,900	17,780
Thai Beverage PCL		136,905	49,529
			151,086
United Arab Emirates	1.7%
First Abu Dhabi Bank PJSC		12,130	54,827
United Kingdom	3.4%
Fresnillo PLC		3,392	67,047
Investec PLC		5,077	37,981
			105,028
TOTAL COMMON STOCKS (Cost $2,712,684)			3,042,143

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	3.4%
Brazil	1.6%
Banco Bradesco S.A.(a)		16,482	$51,056
Colombia	1.8%
Grupo Cibest S.A. - ADR, 3.04%(d)		1,224	56,537
TOTAL PREFERRED STOCKS (Cost $86,540)			107,593
SHORT-TERM INVESTMENTS	0.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(e)		23,799	23,799
TOTAL SHORT-TERM INVESTMENTS (Cost $23,799)			23,799
TOTAL INVESTMENTS (Cost $2,823,023)	101.5%		3,173,535
NET OTHER ASSETS (LIABILITIES)	(1.5%)		(46,184)
NET ASSETS	100.0%		$3,127,351

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $112,929 or 4% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At June 30, 2025 the industry sectors (excluding short-term investments) for the Barrow Hanley Emerging Markets Value Fund were:
Sector Allocation	% of Net Assets
Financials	29.3%
Information Technology	18.3
Consumer Discretionary	11.0
Materials	9.7
Industrials	8.7
Consumer Staples	7.2
Communication Services	4.2
Energy	4.1
Health Care	3.6
Utilities	2.5
Real Estate	2.1
Total	100.7%

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	2.9%
Other Asset-Backed Securities	2.9%
Empower CLO Ltd., Series 2023-2A - Class D (Floating, 3M CME Term SOFR + 5.40%, 5.40% Floor) 9.66%, 07/15/36(a)(b)		$500,000	$500,504
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.60%, 04/20/37(a)(b)		500,000	498,336
PPM CLO 7 Ltd., Series 2024-7A - Class E (Floating, 3M CME Term SOFR + 6.75%, 6.75% Floor) 11.02%, 07/20/37(a)(b)		350,000	348,250
AGL CLO 19 Ltd., Series 2022-19A - Class D2R (Floating, 3M CME Term SOFR + 0.00%) 0.00%, 07/21/38(a)(b)		1,000,000	1,000,000
Garnet CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 6.25%) 07/20/37(a)(c)		1,000,000	1,000,000
			3,347,090
TOTAL ASSET-BACKED SECURITIES (Cost $3,345,205)			3,347,090
BANK LOAN OBLIGATIONS(b)	76.2%
Aerospace & Defense	1.0%
Peraton Corp., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.18%, 02/01/28		925,593	814,808
TransDigm, Inc., Tranche L Term Loan (Floating, CME Term SOFR USD 3M + 2.50%) 6.80%, 01/19/32		311,645	312,063
			1,126,871
Asset Management	1.9%
Fiserv Investment Solutions, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.00%) 8.32%, 02/18/27		913,202	900,263
Nexus Buyer LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.83%, 07/31/31		1,284,161	1,287,679
			2,187,942
Banking	0.4%
Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.51%, 04/03/28		483,233	485,045
Basic Industry	2.6%
Pregis TopCo LLC, Tenth Amendment Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.33%, 02/01/29		872,647	874,392

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
TMS International Corp., Term B-7 Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 7.78%, 03/02/30		$1,576,357	$1,576,357
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 7.83%, 03/02/30		565,625	565,625
			3,016,374
Beverage, Food & Tobacco	0.2%
Del Monte Foods Corp. II, Inc., First Out Term Loan (Floating, CME Term SOFR USD 3M + 8.00%, 0.50% Floor) 12.47%, 08/02/28(d)		124,511	111,749
Del Monte Foods Corp. II, Inc., Second Out Term Loans,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.71%, 08/02/28		14,803	8,142
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.72%, 08/02/28		91,209	50,165
Del Monte Foods Corp. II, Inc., Third Out Term Loan (Floating, CME Term SOFR USD 3M + 4.75%, 0.50% Floor) 9.21%, 08/02/28(d)		244,090	39,054
			209,110
Brokerage Assetmanagers Exchanges	2.0%
Ascensus Group Holdings, Inc., Amendment No.4 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.33%, 08/02/28		556,759	557,338
DRW Holdings LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.83%, 06/26/31		147,061	147,245
Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 9.58%, 10/06/28		350,000	350,437
GTCR Everest Borrower LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 7.05%, 09/05/31		233,950	234,243
HighTower Holding LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 7.26%, 02/03/32		219,485	218,754
Jefferies Finance LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.32%, 10/21/31		782,565	783,543
			2,291,560
Buildings & Real Estate	0.6%
Crown Subsea Communications Holding, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor) 8.33%, 01/30/31		643,500	646,988

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cable & Satellite	1.3%
CSC Holdings LLC, 2022 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.81%, 01/18/28		$772,225	$760,649
CSC Holdings LLC, September 2019 Initial Term Loan (Floating, PRIME USD 3M + 1.50%, 1.00% Floor) 9.00%, 04/15/27		769,691	748,941
			1,509,590
Capital Goods	8.1%
Beach Acquisition Bidco LLC, Term Loan 06/25/32(e)		300,000	301,500
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 7.58%, 04/01/32		1,083,289	1,078,479
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan,
04/01/32(e)(f)		18,370	18,289
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 1.63%, 04/01/32		568	566
Compass Power Generation LLC, Tranche B-4 Term Loan,
04/14/29(e)		1,919	1,929
(Floating, CME Term SOFR USD 1M + 3.25%, 1.00% Floor) 7.58%, 04/14/29		765,837	769,709
CPM Holdings, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor) 8.82%, 09/28/28		424,082	413,679
Form Technologies LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.75%, 0.50% Floor) 10.02%, 07/19/30		237,860	224,480
Global IID Parent LLC, 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.55%, 12/16/28		1,528,622	1,520,979
Goat Holdco LLC, Term B Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.33%, 01/27/32		202,019	202,221
Indicor LLC, Tranche D Dollar Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 7.05%, 11/22/29		774,318	772,142
Karman Holdings, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.80%, 04/01/32		300,631	301,007
Madison IAQ LLC, 2025 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.51%, 05/06/32		150,547	150,864
Mauser Packaging Solutions Holding Co., Term B-1 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.32%, 04/15/27		278,734	278,561

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Potters Industries LLC, 2025 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.75% Floor) 7.33%, 12/14/27		$1,135,392	$1,138,231
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor) 8.26%, 09/15/28		299,562	300,236
(Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor) 8.32%, 09/15/28		192,954	193,388
SPX Flow, Inc., December 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.33%, 04/05/29		551,025	552,656
TK Elevator Midco GmbH, Facility B (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 7.24%, 04/30/30		1,133,316	1,135,764
			9,354,680
Cargo Transport	0.3%
Kenan Advantage Group (The), Inc., U.S. Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.58%, 01/25/29		376,122	370,480
Chemicals	3.5%
Chemours (The) Co., Tranche B-3 US$ Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.33%, 08/18/28		1,473,750	1,468,223
Mativ Holdings, Inc., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.19%, 04/20/28		1,109,339	1,098,246
Momentive Performance Materials, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.33%, 03/29/28		722,966	724,470
W. R. Grace Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.55%, 09/22/28		762,764	763,084
			4,054,023
Chemicals, Plastics & Rubber	1.9%
Koppers, Inc., Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.83%, 04/10/30		1,161,470	1,163,654
Wilsonart LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%) 8.55%, 08/05/31		1,007,387	990,705
			2,154,359
Commercial Support Services	0.4%
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan 11/19/31(e)(f)		31,602	31,563
Raven Acquisition Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.58%, 11/19/31		441,324	440,772
			472,335

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Communications	2.1%
Magnite, Inc., Amendment No.2 Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.33%, 02/06/31		$1,612,843	$1,614,859
MH Sub I LLC, 2024 December New Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.58%, 12/31/31		1,018,540	882,738
			2,497,597
Consumer Cyclical	5.2%
Adient U.S. LLC, Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.25%) 6.58%, 01/31/31		1,109,025	1,110,589
BIFM CA Buyer, Inc., 2024-2 Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.08%, 05/31/28		824,898	828,148
Champions Holdco, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.75%) 9.08%, 02/23/29		1,197,900	1,116,371
Clarios Global LP, Amendment No. 6 Dollar Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.08%, 01/28/32		1,000,000	1,000,630
DS Parent, Inc., Term Loan B (Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor) 9.80%, 01/31/31		990,000	884,812
Fleet Midco I Ltd., Facility B2 (Floating, CME Term SOFR USD 6M + 2.75%) 7.06%, 02/21/31		404,479	404,985
Golden State Foods LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 8.56%, 12/04/31		234,185	235,059
Hanesbrands, Inc., Initial Tranche B Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.08%, 03/07/32		252,483	252,904
Oravel Stays Ltd., Initial Term Loan (Floating, CME Term SOFR USD 3M + 8.00%, 1.00% Floor) 12.30%, 01/08/30		233,854	232,685
			6,066,183
Consumer Non-Cyclical	3.0%
Aspire Bakeries Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.82%, 12/23/30		332,785	333,305
Charlotte Buyer, Inc., Second Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.56%, 02/11/28		775,242	775,102
Medline Borrower L.P., Third Amendment Incremental Term Loan (Floating, CME Term SOFR USD 1M + 2.25%, 0.50% Floor) 6.58%, 10/23/28		696,371	696,712
Osmosis Buyer Ltd., 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.32%, 07/31/28		499,463	498,429

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Primo Brands Corp., 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 2.25%, 0.50% Floor) 6.55%, 03/31/28		$280,912	$281,794
Summit Behavioral Healthcare LLC, Tranche B-1 Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor) 8.55%, 11/24/28		972,235	729,176
U.S. Fertility Enterprises LLC, Initial Delayed Draw Term Loan,
10/11/31(e)		6,822	6,839
(Floating, CME Term SOFR USD 3M + 4.50%) 8.78%, 10/11/31		2,188	2,194
(Floating, CME Term SOFR USD 3M + 4.50%) 8.82%, 10/11/31		4,651	4,662
U.S. Fertility Enterprises LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.50%) 8.80%, 10/11/31		149,708	150,083
			3,478,296
Consumer Services	0.4%
ASP Dream Acquisition Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.75% Floor) 8.68%, 12/15/28		498,715	481,260
Containers & Packaging	0.3%
Five Star Lower Holding LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.56%, 05/05/29		384,137	382,858
Diversified/Conglomerate Manufacturing	1.7%
Ranpak Corp., Initial Dutch Borrower Term Loan (Floating, CME Term SOFR USD 3M + 4.50%) 8.80%, 12/19/31		155,865	154,306
Ranpak Corp., Initial U.S. Borrower Term Loan (Floating, CME Term SOFR USD 3M + 4.50%) 8.80%, 12/19/31		243,539	241,104
VT Topco, Inc., Second Amendment Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.33%, 08/09/30		741,906	742,930
WireCo WorldGroup, Inc., 2023 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.02%, 11/13/28		937,068	885,529
			2,023,869
Diversified/Conglomerate Service	4.5%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.18%, 05/12/28		739,636	742,906
DXP Enterprises, Inc., 2024 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 1.00% Floor) 8.08%, 10/11/30		776,234	780,604
Emerald X, Inc., Closing Date Term Loan (Floating, CME Term SOFR USD 1M + 3.75%) 8.08%, 01/30/32		389,075	390,779

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Heartland Dental LLC, 2024 New Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.75% Floor) 8.83%, 04/28/28		$943,394	$943,516
National Mentor Holdings, Inc., Initial Term C Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.15%, 03/02/28		24,033	23,180
National Mentor Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%) 8.15%, 03/02/28		152,272	146,866
(Floating, CME Term SOFR USD 1M + 3.75%) 8.18%, 03/02/28		672,934	649,045
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan (Floating, CME Term SOFR USD 3M + 5.00%, 1.00% Floor) 9.28%, 05/30/27(d)		1,624,840	1,529,787
			5,206,683
Electrical	1.2%
MH Sub I LLC, 2023 May Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.58%, 05/03/28		1,504,898	1,410,375
Electronics	0.9%
Ultra Clean Holdings, Inc., Seventh Amendment Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.58%, 02/25/28		1,005,641	1,007,320
Finance	1.5%
Aretec Group, Inc., Term B-3 Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.83%, 08/09/30		774,542	775,588
MSP Recovery Law Firm, Tranche 1 Loan 8.10%, 06/16/26(g)		720,749	139,825
Osaic Holdings, Inc., Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.83%, 08/17/28		801,915	803,150
			1,718,563
Food	0.3%
Chefs' Warehouse (The), Inc., 2022 Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.33%, 08/23/29		332,788	333,343
Health Care Facilities & Services	1.7%
Agiliti Health, Inc., Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%) 7.22%, 05/01/30		263,446	254,555
(Floating, CME Term SOFR USD 3M + 3.00%) 7.30%, 05/01/30		138,486	133,812
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.53%, 03/30/29		388,000	350,818

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Dermatology Intermediate Holdings III, Inc., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.50%, 0.50% Floor) 9.78%, 03/30/29		$799,875	$727,886
Sharp Services LLC, Tranche D Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.55%, 12/31/28		515,131	515,775
			1,982,846
Healthcare & Pharmaceuticals	1.2%
MED ParentCo LP, Ninth Amendment Refinancing Term Loan,
04/15/31(e)		402,606	403,758
(Floating, CME Term SOFR USD 1M + 3.50%) 7.83%, 04/15/31		1,034,753	1,037,712
			1,441,470
Healthcare, Education & Childcare	2.0%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.01%, 05/17/31		1,482,116	1,464,745
Outcomes Group Holdings, Inc., 2024 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.75%) 8.08%, 05/06/31		76,616	76,984
Zest Acquisition Corp., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.25%) 9.53%, 02/08/28		740,729	737,025
			2,278,754
Home Construction	0.7%
Chariot Buyer LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 7.68%, 11/03/28		834,384	835,235
Industrial Intermediate Products	0.3%
AZZ, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.83%, 05/13/29		396,221	398,079
Insurance	3.8%
Acrisure LLC, 2024 Repricing Term B-6 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.33%, 11/06/30		623,740	621,513
Acrisure LLC, 2025 Term B Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.58%, 06/20/32		372,000	371,535
Asurion LLC, New B-11 Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 8.68%, 08/19/28		433,350	428,319
Asurion LLC, New B-4 Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 9.69%, 01/20/29		790,000	731,366
Bella Holding Co. LLC, 2025 Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 7.33%, 05/10/28		796,476	798,714

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
OneDigital Borrower LLC, 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.33%, 07/02/31		$379,958	$378,890
OneDigital Borrower LLC, Initial Loan (Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor) 9.58%, 07/02/32		810,000	808,988
Trucordia Insurance Holdings LLC, Initial Term Loan) (Floating, CME Term SOFR USD 1M + 3.25%) 7.56%, 06/14/32		223,402	223,682
			4,363,007
Leisure Facilities & Services	0.2%
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 7.28%, 04/04/29		192,590	192,337
Machinery	2.4%
Alliance Laundry Systems LLC, Initial Term B Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.83%, 08/19/31		1,020,000	1,021,530
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Floating, CME Term SOFR USD 3M + 6.00%, 0.75% Floor) 10.56%, 05/21/29		395,000	395,494
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan (Floating, CME Term SOFR USD 3M + 3.50%, 0.75% Floor) 8.06%, 05/19/28		640,051	643,597
Pro Mach Group, Inc., Amendment No.5 Term Loan (Floating, CME Term SOFR USD 1M + 2.75%, 1.00% Floor) 7.08%, 08/31/28		768,121	769,434
			2,830,055
Metals & Mining	0.6%
Harsco Corp., Term B-3 Loan (Floating, CME Term SOFR USD 1M + 2.25%) 6.69%, 06/09/28		691,094	682,628
Other Industrial	1.4%
Azuria Water Solutions, Inc., 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 7.33%, 05/17/28		761,055	762,615
Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.75% Floor) 7.28%, 10/29/27		833,652	833,652
			1,596,267
Printing & Publishing	0.6%
LABL, Inc., Initial Dollar Term Loan (Floating, CME Term SOFR USD 1M + 5.00%, 0.50% Floor) 9.43%, 10/30/28		762,763	685,282

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Real Estate Investment Trusts	0.5%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.56%, 06/13/30		$223,000	$223,279
OEG Borrower LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.81%, 06/30/31		401,962	399,450
			622,729
Retail	1.0%
United Natural Foods, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 1M + 4.75%) 9.08%, 05/01/31		933,271	937,938
Victra Holdings LLC, Fourth Amendment Incremental Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor) 8.55%, 03/31/29		185,402	185,170
			1,123,108
Retail - Discretionary	1.7%
Petco Health and Wellness Co., Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.75% Floor) 7.81%, 03/03/28		1,045,000	960,376
PetSmart LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.18%, 02/11/28		760,740	751,391
Victoria's Secret & Co., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.82%, 08/02/28		226,918	226,494
			1,938,261
Retail Stores	3.7%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 7.58%, 12/11/30		2,043,116	2,029,325
Dave & Buster's, Inc., 2024 Incremental Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.56%, 11/01/31		1,014,900	966,317
Dave & Buster's, Inc., 2024 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.56%, 06/29/29		315,639	305,194
Great Outdoors Group LLC, Term B-3 Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.75% Floor) 7.58%, 01/23/32		306,199	305,338
Upbound Group, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 7.03%, 02/17/28		718,666	720,463
			4,326,637
Software	0.7%
Central Parent LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.55%, 07/06/29		281,408	234,301

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cotiviti, Inc., Initial Floating Rate Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.07%, 05/01/31		$560,857	$557,705
ECi Macola/MAX Holding LLC, 2024 Repricing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.75% Floor) 7.55%, 05/09/30		76,617	76,952
			868,958
Specialty Finance	1.3%
Blackstone Mortgage Trust, Inc., Term B-6 Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.33%, 12/10/30		154,736	153,963
Greystone Select Financial LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.00%) 9.53%, 06/16/28		1,321,324	1,308,110
			1,462,073
Technology	3.8%
Adeia, Inc., Initial Term B Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.83%, 06/08/28		425,272	425,804
Cotiviti, Inc., Amendment 2 Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.07%, 03/26/32		729,690	725,436
Icon Parent I, Inc., Initial Term Loan (Floating, CME Term SOFR USD 6M + 3.00%) 7.21%, 11/13/31		154,613	154,739
Imprivata, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 7.78%, 12/01/27		58,555	58,734
Ingram Micro, Inc., Additional Term B-2 Loan (Floating, CME Term SOFR USD 3M + 2.25%, 0.50% Floor) 6.56%, 09/22/31		157,757	158,349
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.33%, 11/17/31		1,011,829	1,013,023
Proofpoint, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.33%, 08/31/28		1,263,141	1,263,280
RealPage, Inc., 2024-1 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor) 8.05%, 04/24/28		158,454	158,454
Storable, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.58%, 04/16/31		417,297	416,516
			4,374,335
Telecommunications	0.5%
Eagle Broadband Investments LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.75% Floor) 7.56%, 11/12/27		615,693	612,614

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Transportation	2.2%
AAdvantage Loyality IP Ltd., 2025 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.58%, 05/28/32		$250,000	$251,375
AAdvantage Loyality IP Ltd., 2025 Replacement Term Loan (Floating, CME Term SOFR USD 3M + 2.25%) 6.52%, 04/20/28		770,250	764,350
Apple Bidco LLC, Amendment No. 5 Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.83%, 09/23/31		1,038,857	1,036,177
Stonepeak Nile Parent LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.98%, 04/09/32		356,082	357,061
VistaJet Malta Finance PLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.05%, 04/01/31		150,547	150,798
			2,559,761
Wholesale - Discretionary	0.6%
Fleetpride, Inc., 2023 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor) 8.80%, 09/29/28		805,848	739,656
TOTAL BANK LOAN OBLIGATIONS (Cost $89,792,753)			88,399,796
CORPORATE BONDS	10.5%
Automotive	0.9%
Tenneco, Inc. 8.00%, 11/17/28(a)		1,000,000	988,897
Cable & Satellite	1.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/30(a)		685,000	663,630
CSC Holdings LLC 4.13%, 12/01/30(a)		1,580,000	1,114,710
			1,778,340
Chemicals	1.2%
Chemours (The) Co.,
4.63%, 11/15/29(a)		1,185,000	1,031,465
8.00%, 01/15/33(a)		365,000	341,789
			1,373,254
Commercial Support Services	0.6%
Enviri Corp. 5.75%, 07/31/27(a)		750,000	740,222
Containers & Packaging	0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/29(a)		500,000	456,438

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Health Care Facilities & Services	1.4%
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		$1,000,000	$991,413
LifePoint Health, Inc. 8.38%, 02/15/32(a)		535,000	570,066
			1,561,479
Insurance	0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/30(a)		320,000	330,571
Oil & Gas Supply Chain	0.4%
ITT Holdings LLC 6.50%, 08/01/29(a)		500,000	475,476
Specialty Finance	3.7%
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		1,185,000	1,247,164
ILFC E-Capital Trust I 6.43%, 12/21/65(a)(b)		1,343,000	1,122,935
ILFC E-Capital Trust II 6.68%, 12/21/65(a)(b)		1,102,000	936,105
Rithm Capital Corp. 8.00%, 07/15/30(a)		1,000,000	1,005,000
			4,311,204
Steel	0.1%
TMS International Corp. 6.25%, 04/15/29(a)		115,000	109,344
TOTAL CORPORATE BONDS (Cost $12,142,735)			12,125,225
FOREIGN ISSUER BONDS	1.2%
Automotive	1.2%
Adient Global Holdings Ltd. 7.50%, 02/15/33(a)		750,000	766,951
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		625,000	631,212
			1,398,163
TOTAL FOREIGN ISSUER BONDS (Cost $1,359,476)			1,398,163

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%
Manufacturing	0.0%
Service King, Exp. 8/30/30, Strike Price $-(g)(h)		2,554	—
TOTAL WARRANTS (Cost $—)			—

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	11.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(i)		12,863,040	$12,863,040
TOTAL SHORT-TERM INVESTMENTS (Cost $12,863,040)			12,863,040
TOTAL INVESTMENTS (Cost $119,503,209)	101.9%		118,133,314
NET OTHER ASSETS (LIABILITIES)	(1.9%)		(2,168,671)
NET ASSETS	100.0%		$115,964,643

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $16,239,266 or 14% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2025, and the related index and spread are shown parenthetically for each security.
(c)When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(d)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(e)Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date.
(f)Unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(g)Security valued pursuant to Level 3 unobservable inputs.
(h)Non-income producing security.
(i)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Canada	4.1%
Bank of Nova Scotia (The)		4,948	$273,607
Enbridge, Inc.		3,025	137,172
Suncor Energy, Inc.		5,076	190,143
			600,922
Denmark	2.4%
Carlsberg A.S. - Class B		1,431	202,752
Vestas Wind Systems A/S		9,424	141,380
			344,132
Finland	5.2%
Fortum OYJ		14,888	278,668
Nordea Bank Abp		19,551	290,410
Stora Enso OYJ - REG		17,213	187,026
			756,104
France	8.5%
Arkema S.A.		2,190	161,361
BNP Paribas S.A.		4,271	383,968
Capgemini S.E.		955	163,173
SCOR S.E.		8,677	286,394
Thales S.A.		800	235,213
			1,230,109
Germany	11.1%
BASF S.E.		5,164	254,632
Continental A.G.		3,089	269,627
Deutsche Post A.G.		4,172	192,694
Fraport A.G. Frankfurt Airport Services Worldwide(a)		2,707	203,918
Infineon Technologies A.G.		5,901	251,038
Rheinmetall A.G.		205	433,939
			1,605,848
Hong Kong	3.9%
AIA Group Ltd.		25,885	232,142
ASMPT Ltd.		16,934	124,147
Jardine Matheson Holdings Ltd.		4,409	211,897
			568,186
Israel	1.1%
Nice Ltd. - ADR(a)		946	159,789
Italy	7.0%
Azimut Holding S.p.A.		9,604	307,488
Enel S.p.A.		23,480	222,815
Saipem S.p.A.		66,005	180,770
Snam S.p.A.		50,660	306,849
			1,017,922
Japan	14.7%
Komatsu Ltd.		5,850	192,434

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Makita Corp.		6,826	$211,077
MINEBEA MITSUMI, Inc.		11,383	167,301
MISUMI Group, Inc.		11,318	151,766
Murata Manufacturing Co. Ltd.		11,756	175,844
Nabtesco Corp.		9,568	171,520
NIPPON EXPRESS HOLDINGS, Inc.		7,300	146,629
Olympus Corp.		13,364	159,156
Omron Corp.		7,469	201,967
Persol Holdings Co. Ltd.		95,354	186,397
Tosoh Corp.		10,311	151,080
TOTO Ltd.		8,715	220,046
			2,135,217
Jersey	0.9%
WPP PLC		19,161	134,821
Mexico	1.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O		23,000	210,235
Netherlands	5.3%
ABN AMRO Bank N.V. - C.V.A.(b)		10,696	292,809
Akzo Nobel N.V.		4,020	281,280
Randstad N.V.		4,102	189,413
			763,502
Norway	2.9%
Aker BP ASA		9,497	242,904
Equinor ASA		6,922	175,189
			418,093
South Korea	1.3%
SK Hynix, Inc.		886	191,695
Sweden	3.6%
Boliden AB(a)		5,890	183,718
Elekta AB - Class B		27,249	140,783
Getinge AB - Class B		9,798	196,459
			520,960
Switzerland	2.6%
Julius Baer Group Ltd.		5,481	370,535
United Kingdom	20.0%
Centrica PLC		116,515	258,374
Chemring Group PLC		16,948	131,440
Legal & General Group PLC		69,321	242,261
LondonMetric Property PLC		78,546	218,867
M&G PLC		77,876	274,724
Mondi PLC		13,515	220,668
Persimmon PLC		13,450	239,269
QinetiQ Group PLC		19,389	137,197
Sensata Technologies Holding PLC		7,126	214,564
Smith & Nephew PLC		16,280	248,719

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
St. James's Place PLC		18,145	$294,896
Standard Chartered PLC		24,676	408,829
			2,889,808
TOTAL COMMON STOCKS (Cost $11,350,097)			13,917,878
PREFERRED STOCKS	1.6%
Germany	1.6%
Dr Ing hc F Porsche A.G., 3.55%(b)(c)		4,590	226,761
TOTAL PREFERRED STOCKS (Cost $352,012)			226,761
SHORT-TERM INVESTMENTS	0.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(d)		87,909	87,909
TOTAL SHORT-TERM INVESTMENTS (Cost $87,909)			87,909
TOTAL INVESTMENTS (Cost $11,790,018)	98.3%		14,232,548
NET OTHER ASSETS (LIABILITIES)	1.7%		243,635
NET ASSETS	100.0%		$14,476,183

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $519,570 or 4% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At June 30, 2025 the industry sectors (excluding short-term investments) for the Barrow Hanley International Value Fund were:
Sector Allocation	% of Net Assets
Financials	26.8%
Industrials	24.5
Materials	10.0
Information Technology	8.6
Utilities	7.3
Energy	6.4
Health Care	5.1
Consumer Discretionary	5.2
Real Estate	1.5
Consumer Staples	1.4
Communication Services	0.9
Total	97.7%

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	5.3%
Other Asset-Backed Securities	1.3%
Taco Bell Funding LLC, Series 2021-1A - Class A2II 2.29%, 08/25/51(a)		$176,850	$160,813
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 - Class A1 1.91%, 10/20/61(a)		235,000	221,250
John Deere Owner Trust, Series 2022-A - Class A3 2.32%, 09/15/26		27,956	27,877
John Deere Owner Trust, Series 2022-B - Class A3 3.74%, 02/16/27		63,178	62,973
CNH Equipment Trust, Series 2023-A - Class A3 4.81%, 08/15/28		204,596	205,257
CNH Equipment Trust, Series 2024-B - Class A2A 5.42%, 10/15/27		127,006	127,350
John Deere Owner Trust, Series 2024-B - Class A2A 5.42%, 05/17/27		961,102	964,335
Compass Datacenters Issuer III LLC, Series 2025-1A - Class A2 5.66%, 02/25/50(a)		590,000	595,951
			2,365,806
Automotive	4.0%
AmeriCredit Automobile Receivables Trust, Series 2022-2 - Class A3 4.38%, 04/18/28		25,563	25,556
BMW Vehicle Owner Trust, Series 2022-A - Class A3 3.21%, 08/25/26		6,982	6,969
Ally Auto Receivables Trust, Series 2022-1 - Class A3 3.31%, 11/15/26		16,029	16,007
Honda Auto Receivables Owner Trust, Series 2022-1 - Class A3 1.88%, 05/15/26		38,538	38,460
Ford Credit Auto Owner Trust, Series 2023-A - Class A3 4.65%, 02/15/28		177,537	177,733
GM Financial Revolving Receivables Trust, Series 2021-1 - Class A 1.17%, 06/12/34(a)		155,000	149,275
Toyota Auto Loan Extended Note Trust, Series 2023-1A - Class A 4.93%, 06/25/36(a)		100,000	102,006
BMW Vehicle Lease Trust, Series 2023-2 - Class A3 5.99%, 09/25/26		304,485	305,557
AmeriCredit Automobile Receivables Trust, Series 2024-1 - Class A2A 5.75%, 02/18/28		585,379	586,691
Ford Credit Auto Owner Trust, Series 2021-2 - Class A 1.53%, 05/15/34(a)		205,000	197,381
Mercedes-Benz Auto Lease Trust, Series 2024-A - Class A2A 5.44%, 02/16/27		286,106	286,801
Mercedes-Benz Auto Lease Trust, Series 2024-B - Class A3 4.23%, 02/15/28		515,000	514,854
Porsche Financial Auto Securitization Trust, Series 2024-1 - Class A3 4.44%, 01/22/30(a)		1,310,000	1,316,067
World Omni Automobile Lease Securitization Trust, Series 2025-A - Class A3 4.42%, 04/17/28		495,000	496,136

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
GM Financial Automobile Leasing Trust, Series 2025-1 - Class A3 4.66%, 02/21/28		$865,000	$870,766
GM Financial Consumer Automobile Receivables Trust, Series 2025-1 - Class A3 4.62%, 12/17/29		710,000	716,360
Honda Auto Receivables Owner Trust, Series 2025-1 - Class A3 4.57%, 09/21/29		705,000	711,813
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA - Class A2 4.63%, 07/20/27(a)		480,000	481,154
			6,999,586
TOTAL ASSET-BACKED SECURITIES (Cost $9,321,097)			9,365,392
CORPORATE BONDS	24.5%
Banking	3.4%
Bank of America Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%) 2.48%, 09/21/36(b)		2,675,000	2,266,661
Citigroup, Inc. (Variable, U.S. SOFR + 2.06%) 5.83%, 02/13/35(b)		2,635,000	2,688,660
JPMorgan Chase & Co. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%) 6.50%, 04/01/30(b)(c)		975,000	1,006,955
			5,962,276
Biotechnology & Pharmaceuticals	2.6%
Bayer U.S. Finance II LLC,
4.25%, 12/15/25(a)		645,000	643,185
3.95%, 04/15/45(a)		1,770,000	1,275,453
Bayer U.S. Finance LLC,
6.13%, 11/21/26(a)		585,000	594,545
6.88%, 11/21/53(a)		1,960,000	2,081,466
			4,594,649
Cable & Satellite	1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.48%, 10/23/45		525,000	520,191
5.75%, 04/01/48		925,000	841,151
Cox Communications, Inc. 5.80%, 12/15/53(a)		930,000	843,459
			2,204,801
Communications	1.2%
Cox Communications, Inc. 5.95%, 09/01/54(a)		2,200,000	2,042,427
Electric Utilities	10.2%
Appalachian Power Co. 4.50%, 03/01/49		1,550,000	1,251,616
Arizona Public Service Co. 2.65%, 09/15/50		90,000	52,856

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%) 6.88%, 02/01/55(b)		$925,000	$973,085
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%) 6.63%, 05/15/55(b)		1,390,000	1,410,674
Duke Energy Carolinas LLC,
5.25%, 03/15/35		445,000	455,095
6.00%, 01/15/38		125,000	133,208
6.05%, 04/15/38		355,000	379,532
3.20%, 08/15/49		305,000	206,075
Duke Energy Progress LLC,
4.15%, 12/01/44		465,000	379,173
4.20%, 08/15/45		225,000	185,040
Duke Energy Progress NC Storm Funding LLC 2.39%, 07/01/37		1,135,000	942,347
Entergy Arkansas LLC 3.35%, 06/15/52		145,000	96,942
Entergy Corp.,
2.80%, 06/15/30		295,000	272,498
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.67%) 7.13%, 12/01/54(b)		365,000	377,650
Entergy Louisiana LLC,
4.00%, 03/15/33		380,000	358,147
5.35%, 03/15/34		785,000	805,201
5.80%, 03/15/55		880,000	880,102
Entergy Mississippi LLC 5.80%, 04/15/55		380,000	380,216
Florida Power & Light Co. 3.95%, 03/01/48		125,000	99,690
Kentucky Utilities Co. 3.30%, 06/01/50		160,000	107,581
PacifiCorp,
4.15%, 02/15/50		890,000	675,900
5.35%, 12/01/53		570,000	512,329
5.50%, 05/15/54		1,110,000	1,020,876
Pinnacle West Capital Corp.,
4.90%, 05/15/28		865,000	877,109
5.15%, 05/15/30		1,100,000	1,126,046
Public Service Enterprise Group, Inc.,
5.45%, 04/01/34		620,000	633,581
5.40%, 03/15/35		315,000	318,708
Sempra,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%) 6.40%, 10/01/54(b)		1,045,000	992,046
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.79%) 6.88%, 10/01/54(b)		785,000	791,625

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%) 6.55%, 04/01/55(b)		$360,000	$341,372
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%) 6.63%, 04/01/55(b)		645,000	623,928
System Energy Resources, Inc. 5.30%, 12/15/34		385,000	380,487
			18,040,735
Gas & Water Utilities	0.7%
NiSource, Inc. 5.25%, 03/30/28		825,000	844,575
Sempra Infrastructure Partners L.P. 3.25%, 01/15/32(a)		420,000	357,738
			1,202,313
Insurance	0.7%
Markel Group, Inc.,
5.00%, 05/20/49		765,000	670,714
3.45%, 05/07/52		915,000	615,753
			1,286,467
Oil & Gas Supply Chain	0.4%
Energy Transfer L.P. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%) 8.00%, 05/15/54(b)		500,000	531,942
Kinder Morgan Energy Partners L.P. 5.40%, 09/01/44		75,000	69,326
ONEOK Partners L.P. 6.85%, 10/15/37		110,000	120,381
			721,649
Real Estate Investment Trusts	1.3%
Agree L.P. 5.60%, 06/15/35		2,055,000	2,091,810
Alexandria Real Estate Equities, Inc. 3.55%, 03/15/52		350,000	235,393
			2,327,203
Semiconductors	0.8%
Foundry JV Holdco LLC 6.30%, 01/25/39(a)		1,390,000	1,454,009
Specialty Finance	0.1%
Fidelity National Financial, Inc. 3.20%, 09/17/51		155,000	95,241
Moody's Corp. 2.55%, 08/18/60		75,000	37,855
			133,096
Technology Hardware	0.0%(d)
Dell International LLC/EMC Corp. 3.45%, 12/15/51		60,000	41,119

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Telecommunications	0.3%
Sprint Capital Corp. 8.75%, 03/15/32		$400,000	$485,236
Tobacco & Cannabis	1.5%
BAT Capital Corp. 4.54%, 08/15/47		1,395,000	1,126,912
Reynolds American, Inc. 5.70%, 08/15/35		1,440,000	1,469,987
			2,596,899
Transportation & Logistics	0.0%(d)
American Airlines Pass Through Trust, Series 2019-1 - Class AA 3.15%, 02/15/32		72,871	66,917
TOTAL CORPORATE BONDS (Cost $42,795,661)			43,159,796
FOREIGN ISSUER BONDS	10.5%
Automotive	0.2%
Nissan Motor Co. Ltd. 4.81%, 09/17/30(a)		400,000	366,968
Banking	1.6%
HBOS PLC 6.00%, 11/01/33(a)		665,000	673,587
Intesa Sanpaolo S.p.A. (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%) 4.20%, 06/01/32(a)(b)		460,000	423,112
Sumitomo Mitsui Financial Group, Inc. 07/08/46(e)		1,830,000	1,828,499
			2,925,198
Electric Utilities	0.6%
Electricite de France S.A. 6.00%, 04/22/64(a)		1,045,000	989,629
Insurance	0.6%
Fairfax Financial Holdings Ltd. 6.35%, 03/22/54		1,015,000	1,027,990
Oil & Gas Supply Chain	2.4%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%) 6.45%, 12/01/33(b)(c)		1,080,000	1,104,040
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%) 7.20%, 06/27/54(b)		850,000	873,242
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%) 7.38%, 03/15/55(b)		2,105,000	2,187,069
			4,164,351
Sovereign Government	3.0%
Israel Government International Bond,
5.38%, 03/12/29		360,000	366,920
5.50%, 03/12/34		1,435,000	1,452,094
5.63%, 02/19/35		210,000	213,412

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Mexico Government International Bond,
07/02/32(e)		$485,000	$490,820
4.28%, 08/14/41		1,765,000	1,352,519
3.77%, 05/24/61		2,545,000	1,498,369
			5,374,134
Specialty Finance	1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%) 6.95%, 03/10/55(b)		1,675,000	1,740,643
Telecommunications	1.1%
Rogers Communications, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%) 7.13%, 04/15/55(b)		2,000,000	2,027,207
TOTAL FOREIGN ISSUER BONDS (Cost $18,455,521)			18,616,120
MORTGAGE-BACKED SECURITIES	47.7%
Commercial Mortgage-Backed Securities	1.1%
NRTH Mortgage Trust, Series 2024-PARK - Class A (Floating, 1M CME Term SOFR + 1.64%, 1.64% Floor) 5.95%, 03/15/39(a)(b)		1,450,000	1,450,904
BX Commercial Mortgage Trust, Series 2021-VOLT - Class A (Floating, 1M CME Term SOFR + 0.81%, 0.70% Floor) 5.13%, 09/15/36(a)(b)		532,856	531,190
			1,982,094
Non-Agency Mortgage-Backed Security	0.1%
Seasoned Loans Structured Transaction Trust, Series 2020-3 - Class A1C 2.00%, 11/25/30		109,740	101,219
U.S. Government Agencies	46.5%
Fannie Mae Pool #850280 5.50%, 12/01/35		4,389	4,511
Fannie Mae Pool #AB6228 3.50%, 09/01/42		84,229	79,015
Fannie Mae Pool #AD4062 5.00%, 05/01/40		4,853	4,913
Fannie Mae Pool #AL2752 5.00%, 03/01/42		54,027	54,699
Fannie Mae Pool #AS5469 4.00%, 07/01/45		138,443	131,400
Fannie Mae Pool #AS5597 3.50%, 08/01/45		59,681	55,368
Fannie Mae Pool #AS7170 3.50%, 05/01/46		69,120	63,783
Fannie Mae Pool #AS7242 3.50%, 05/01/46		60,952	56,232
Fannie Mae Pool #AS8299 3.00%, 11/01/46		238,063	213,307
Fannie Mae Pool #AS8947 3.50%, 03/01/47		126,830	116,931

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #AS9772 3.50%, 06/01/37		$76,344	$73,762
Fannie Mae Pool #AS9988 4.50%, 07/01/47		32,394	31,512
Fannie Mae Pool #AU1625 3.50%, 07/01/43		79,766	74,646
Fannie Mae Pool #BC4764 3.00%, 10/01/46		80,019	70,983
Fannie Mae Pool #BC9468 3.00%, 06/01/46		166,478	148,001
Fannie Mae Pool #BH8279 3.50%, 09/01/47		103,771	95,472
Fannie Mae Pool #BM1150 3.00%, 12/01/46		91,315	81,367
Fannie Mae Pool #BN6625 3.50%, 05/01/49		638,520	590,266
Fannie Mae Pool #BO3007 3.00%, 10/01/34		27,120	26,160
Fannie Mae Pool #BU1322 2.50%, 02/01/52		2,645,208	2,220,885
Fannie Mae Pool #BV9960 4.00%, 06/01/52		864,568	809,052
Fannie Mae Pool #CA1563 4.50%, 04/01/48		24,340	23,563
Fannie Mae Pool #CA2055 4.50%, 07/01/48		68,632	66,744
Fannie Mae Pool #CA4372 4.50%, 10/01/49		35,310	34,219
Fannie Mae Pool #CA4569 4.00%, 11/01/49		175,174	165,088
Fannie Mae Pool #CA6645 3.00%, 08/01/50		159,628	139,681
Fannie Mae Pool #CA6951 2.50%, 09/01/50		177,938	149,291
Fannie Mae Pool #CB0855 3.00%, 06/01/51		91,324	79,737
Fannie Mae Pool #CB1384 2.50%, 08/01/51		3,143,324	2,637,520
Fannie Mae Pool #CB2857 2.50%, 02/01/52		946,009	795,829
Fannie Mae Pool #CB3486 3.50%, 05/01/52		444,161	401,296
Fannie Mae Pool #CB3878 5.00%, 06/01/52		446,268	442,640
Fannie Mae Pool #CB7980 5.50%, 02/01/54		1,465,018	1,474,351
Fannie Mae Pool #DA2948 5.50%, 10/01/53		1,377,236	1,378,274

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FM1306 4.50%, 07/01/48		$184,490	$180,010
Fannie Mae Pool #FM4053 2.50%, 08/01/50		138,899	116,792
Fannie Mae Pool #FM4638 2.50%, 10/01/50		86,733	72,603
Fannie Mae Pool #FM4720 3.00%, 10/01/50		110,596	97,141
Fannie Mae Pool #FM4828 3.00%, 11/01/50		1,040,900	907,603
Fannie Mae Pool #FM4901 2.00%, 11/01/35		94,344	86,835
Fannie Mae Pool #FM5204 2.00%, 12/01/35		87,544	80,477
Fannie Mae Pool #FM5537 2.00%, 01/01/36		226,045	207,790
Fannie Mae Pool #FM6943 2.00%, 04/01/51		376,589	303,192
Fannie Mae Pool #FM7377 3.00%, 05/01/51		193,110	169,726
Fannie Mae Pool #FM7708 3.50%, 06/01/51		224,071	202,779
Fannie Mae Pool #FM8787 2.50%, 10/01/51		2,897,085	2,433,091
Fannie Mae Pool #FM9765 3.00%, 11/01/51		210,939	182,907
Fannie Mae Pool #FS1564 2.00%, 04/01/51		301,116	238,479
Fannie Mae Pool #FS1704 4.00%, 05/01/52		163,731	153,523
Fannie Mae Pool #FS1807 3.50%, 07/01/51		294,895	268,424
Fannie Mae Pool #FS3071 3.00%, 07/01/52		2,527,522	2,214,119
Fannie Mae Pool #FS3159 4.50%, 10/01/52		746,616	718,103
Fannie Mae Pool #FS3533 2.00%, 01/01/52		438,586	352,501
Fannie Mae Pool #FS3744 2.00%, 07/01/51		2,798,460	2,232,032
Fannie Mae Pool #FS4075 5.00%, 04/01/53		741,373	731,914
Fannie Mae Pool #FS4621 5.00%, 06/01/53		268,520	266,228
Fannie Mae Pool #FS4624 2.50%, 11/01/51		310,508	259,138
Fannie Mae Pool #FS5044 4.50%, 06/01/53		1,837,414	1,778,162

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FS6141 2.00%, 01/01/52		$2,361,920	$1,887,309
Fannie Mae Pool #FS6787 6.00%, 01/01/54		1,486,974	1,526,127
Fannie Mae Pool #FS8138 6.50%, 06/01/54		584,842	609,571
Fannie Mae Pool #FS8291 5.50%, 07/01/53		2,127,889	2,144,519
Fannie Mae Pool #FS9085 3.00%, 12/01/51		1,095,554	951,425
Fannie Mae Pool #FS9456 5.50%, 11/01/54		1,630,636	1,634,976
Fannie Mae Pool #MA1870 4.50%, 04/01/34		48,151	48,267
Fannie Mae Pool #MA3101 4.50%, 08/01/47		71,436	69,565
Fannie Mae Pool #MA4327 3.00%, 05/01/51		163,685	142,853
Fannie Mae Pool #MA4475 2.50%, 11/01/41		180,274	160,770
Fannie Mae Pool #MA4841 5.00%, 12/01/52		2,261,070	2,229,316
Fannie Mae Pool #MA5039 5.50%, 06/01/53		210,652	210,963
Freddie Mac Gold Pool #G60990 3.00%, 04/01/47		306,490	267,945
Freddie Mac Gold Pool #G61281 3.50%, 01/01/48		90,535	83,158
Freddie Mac Gold Pool #J25557 3.50%, 09/01/28		19,672	19,416
Freddie Mac Gold Pool #J37949 3.00%, 11/01/32		56,773	55,186
Freddie Mac Gold Pool #Q55227 4.00%, 04/01/48		110,999	104,298
Freddie Mac Pool #QD1484 2.50%, 11/01/51		350,077	294,632
Freddie Mac Pool #QK1511 3.50%, 05/01/42		313,616	294,754
Freddie Mac Pool #RA2970 2.50%, 07/01/50		653,440	547,614
Freddie Mac Pool #RA4218 2.50%, 12/01/50		91,136	76,621
Freddie Mac Pool #RB5126 2.50%, 09/01/41		218,813	195,321
Freddie Mac Pool #RB5136 2.50%, 11/01/41		199,409	177,835
Freddie Mac Pool #RB5170 4.00%, 06/01/42		1,098,530	1,060,032

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac Pool #RC1421 2.50%, 06/01/35		$490,133	$459,399
Freddie Mac Pool #RJ1265 5.50%, 04/01/54		2,270,088	2,276,131
Freddie Mac Pool #SD1061 2.50%, 05/01/52		181,146	152,006
Freddie Mac Pool #SD1836 2.00%, 02/01/52		380,079	303,701
Freddie Mac Pool #SD3511 6.00%, 08/01/53		1,334,275	1,359,094
Freddie Mac Pool #SD3669 5.50%, 09/01/53		677,160	685,420
Freddie Mac Pool #SD3824 6.00%, 03/01/53		1,021,090	1,052,990
Freddie Mac Pool #SD4227 4.50%, 05/01/53		1,935,743	1,855,308
Freddie Mac Pool #SD4495 6.00%, 12/01/53		179,340	183,552
Freddie Mac Pool #SD4901 5.50%, 02/01/54		1,282,727	1,287,346
Freddie Mac Pool #SD5092 5.00%, 08/01/53		1,319,743	1,298,130
Freddie Mac Pool #SD5223 6.00%, 04/01/54		1,009,243	1,033,695
Freddie Mac Pool #SD6046 6.00%, 08/01/54		1,593,585	1,630,316
Freddie Mac Pool #SD6260 5.00%, 09/01/54		1,706,400	1,682,523
Freddie Mac Pool #SD6548 5.50%, 10/01/54		1,624,669	1,633,264
Freddie Mac Pool #SD8090 2.00%, 09/01/50		734,530	586,312
Freddie Mac Pool #SD8199 2.00%, 03/01/52		835,343	662,988
Freddie Mac Pool #SD8267 5.00%, 11/01/52		2,872,911	2,829,274
Freddie Mac Pool #SL1016 5.50%, 05/01/55		2,373,415	2,383,683
Ginnie Mae I Pool #723248 5.00%, 10/15/39		80,066	81,124
Ginnie Mae I Pool #783403 3.50%, 09/15/41		115,419	107,742
Ginnie Mae II Pool #CE1974 3.00%, 08/20/51		220,779	197,826
Ginnie Mae II Pool #MA4778 3.50%, 10/20/47		49,631	45,850
Ginnie Mae II Pool #MA4901 4.00%, 12/20/47		49,112	46,245

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Ginnie Mae II Pool #MA4963 4.00%, 01/20/48		$21,582	$20,310
Ginnie Mae II Pool #MA6413 5.00%, 01/20/50		136,500	136,248
Ginnie Mae II Pool #MA6477 4.50%, 02/20/50		47,098	45,764
Ginnie Mae II Pool #MA6545 5.00%, 03/20/50		28,503	28,457
Ginnie Mae II Pool #MA6598 2.50%, 04/20/50		229,262	195,456
Ginnie Mae II Pool #MA7418 2.50%, 06/20/51		230,393	195,840
Ginnie Mae II Pool #MA7419 3.00%, 06/20/51		1,538,989	1,362,816
Ginnie Mae II Pool #MA7472 2.50%, 07/20/51		484,463	411,805
Ginnie Mae II Pool #MA7705 2.50%, 11/20/51		708,715	602,419
Ginnie Mae II Pool #MA7768 3.00%, 12/20/51		1,614,784	1,428,935
Ginnie Mae II Pool #MA7829 3.50%, 01/20/52		162,618	148,489
Ginnie Mae II Pool #MA7939 4.00%, 03/20/52		1,477,576	1,380,402
Ginnie Mae II Pool #MA7987 2.50%, 04/20/52		1,010,735	859,136
Ginnie Mae II Pool #MA8268 4.50%, 09/20/52		660,956	638,126
Ginnie Mae II Pool #MA8800 5.00%, 04/20/53		2,221,709	2,195,012
Ginnie Mae II Pool #MA8874 3.00%, 05/20/53		942,035	841,734
Ginnie Mae II Pool #MA8943 3.00%, 06/20/53		1,512,900	1,338,726
Ginnie Mae II Pool #MA9017 5.50%, 07/20/53		2,229,475	2,243,852
Ginnie Mae II Pool #MB0091 5.00%, 12/20/54		1,412,939	1,388,778
Ginnie Mae II Pool #MB0366 5.50%, 05/20/55		344,223	344,885
Government National Mortgage Association, Series 2023-111 - Class PH 5.00%, 05/20/53		576,561	578,002
			82,055,651
TOTAL MORTGAGE-BACKED SECURITIES (Cost $84,223,247)			84,138,964
U.S. GOVERNMENT OBLIGATIONS	11.2%
U.S. Treasury Notes, 0.25%, 08/31/25		16,530,000	16,414,096

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Notes, 4.38%, 05/15/34		$1,180,000	$1,198,391
U.S. Treasury Notes, 4.88%, 04/30/26		2,155,000	2,168,469
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $19,766,496)			19,780,956

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(f)		862,353	862,353
TOTAL SHORT-TERM INVESTMENTS (Cost $862,353)			862,353
TOTAL INVESTMENTS (Cost $175,424,375)	99.7%		175,923,581
NET OTHER ASSETS (LIABILITIES)	0.3%		551,330
NET ASSETS	100.0%		$176,474,911

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $16,951,569 or 10% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2025, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)Amount rounds to less than 0.05%.
(e)When-Issued Security. Coupon rate is not in effect at June 30, 2025.
(f)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate
At June 30, 2025 the Barrow Hanley Total Return Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	51.0%
AA	11.2
AA-	0.0
A+	0.1
A	5.4
A-	0.6
BBB+	6.5
BBB	13.1
BBB-	7.7
BB+	0.3
BB	1.3
Cash equivalents	0.5
N/A	2.0
Total	99.7%

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.1%
Automotive	1.2%
Aptiv PLC(a)		17,649	$1,204,015
Banking	7.0%
Wells Fargo & Co.		25,327	2,029,199
Bank of America Corp.		49,644	2,349,154
Comerica, Inc.		21,924	1,307,767
Western Alliance Bancorp		17,223	1,343,049
			7,029,169
Beverages	1.7%
Keurig Dr. Pepper, Inc.		50,937	1,683,977
Biotechnology & Pharmaceuticals	4.0%
Merck & Co., Inc.		18,148	1,436,596
Sanofi S.A. - ADR		26,862	1,297,703
Elanco Animal Health, Inc.(a)		86,732	1,238,533
			3,972,832
Chemicals	3.7%
Air Products and Chemicals, Inc.		5,265	1,485,046
Axalta Coating Systems Ltd.(a)		39,830	1,182,553
DuPont de Nemours, Inc.		15,041	1,031,662
			3,699,261
Construction Materials	2.2%
Knife River Corp.(a)		11,372	928,410
CRH PLC		13,357	1,226,173
			2,154,583
Electric Utilities	6.5%
Entergy Corp.		20,863	1,734,133
CenterPoint Energy, Inc.		44,449	1,633,056
Xcel Energy, Inc.		23,153	1,576,719
Pinnacle West Capital Corp.		17,180	1,537,095
			6,481,003
Electrical Equipment	7.7%
Littelfuse, Inc.		4,803	1,088,984
Johnson Controls International PLC		19,644	2,074,799
Fortive Corp.		15,968	832,412
BWX Technologies, Inc.		10,167	1,464,658
Vertiv Holdings Co. - Class A		15,230	1,955,685
Ralliant Corp.(a)		5,323	258,096
			7,674,634
Engineering & Construction	4.3%
AECOM		14,305	1,614,462
TopBuild Corp.(a)		2,471	799,962
Everus Construction Group, Inc.(a)		29,119	1,849,930
			4,264,354
Entertainment Content	2.5%
Electronic Arts, Inc.		7,812	1,247,576
Warner Music Group Corp. - Class A		46,898	1,277,502
			2,525,078

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Gas & Water Utilities	1.5%
MDU Resources Group, Inc.		89,249	$1,487,781
Health Care Facilities & Services	2.4%
UnitedHealth Group, Inc.		4,278	1,334,607
Elevance Health, Inc.		2,805	1,091,033
			2,425,640
Home Construction	1.0%
Lennar Corp. - Class A		9,207	1,018,386
Industrial Support Services	1.0%
WESCO International, Inc.		5,497	1,018,044
Institutional Financial Services	1.1%
Jefferies Financial Group, Inc.		20,836	1,139,521
Insurance	5.1%
Willis Towers Watson PLC		5,026	1,540,469
American International Group, Inc.		15,990	1,368,584
Chubb Ltd.		4,270	1,237,104
Allstate (The) Corp.		4,511	908,110
			5,054,267
Internet Media & Services	1.4%
Alphabet, Inc. - Class C		7,781	1,380,272
IT Services	3.2%
CACI International, Inc. - Class A(a)		4,115	1,961,621
Cognizant Technology Solutions Corp. - Class A		15,744	1,228,504
			3,190,125
Leisure Facilities & Services	5.1%
Wynn Resorts Ltd.		16,090	1,507,150
Carnival Corp.(a)		86,132	2,422,032
United Parks & Resorts, Inc.(a)		25,526	1,203,551
			5,132,733
Medical Equipment & Devices	2.8%
Medtronic PLC		19,342	1,686,042
Avantor, Inc.(a)		85,691	1,153,401
			2,839,443
Oil & Gas Supply Chain	6.9%
Exxon Mobil Corp.		18,049	1,945,682
Chevron Corp.		10,106	1,447,078
Phillips 66		11,527	1,375,171
Enbridge, Inc.		23,254	1,053,872
Permian Resources Corp.		76,082	1,036,237
			6,858,040
Oil, Gas Services & Equipment	0.8%
Halliburton Co.		39,086	796,573
Real Estate Investment Trusts	6.3%
Mid-America Apartment Communities, Inc.		6,558	970,650
Prologis, Inc.		14,543	1,528,760
Public Storage		4,239	1,243,807
SBA Communications Corp.		4,561	1,071,105
VICI Properties, Inc.		45,003	1,467,098
			6,281,420

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Semiconductors	4.4%
Microchip Technology, Inc.		22,375	$1,574,529
QUALCOMM, Inc.		9,663	1,538,929
Entegris, Inc.		16,454	1,327,015
			4,440,473
Software	3.3%
Oracle Corp.		7,501	1,639,944
Nice Ltd. - ADR(a)		9,995	1,688,255
			3,328,199
Specialty Finance	7.1%
American Express Co.		5,322	1,697,612
Capital One Financial Corp.		8,644	1,839,097
Fidelity National Information Services, Inc.		21,730	1,769,039
SLM Corp.		53,591	1,757,249
			7,062,997
Technology Hardware	1.5%
Ciena Corp.(a)		18,503	1,504,849
Tobacco & Cannabis	1.7%
Philip Morris International, Inc.		9,508	1,731,692
Transportation & Logistics	0.7%
JB Hunt Transport Services, Inc.		5,214	748,730
TOTAL COMMON STOCKS (Cost $78,875,338)			98,128,091
MASTER LIMITED PARTNERSHIPS	1.0%
Oil & Gas Supply Chain	1.0%
Plains GP Holdings L.P. - Class A(a)		51,080	992,484
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $822,007)			992,484
SHORT-TERM INVESTMENTS	0.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(b)		851,233	851,233
TOTAL SHORT-TERM INVESTMENTS (Cost $851,233)			851,233
TOTAL INVESTMENTS (Cost $80,548,578)	99.9%		99,971,808
NET OTHER ASSETS (LIABILITIES)	0.1%		98,408
NET ASSETS	100.0%		$100,070,216

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt